EXPLORATION AND EVALUATION PROPERTIES (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2017	Feb. 28, 2017	Dec. 31, 2021 USD ($) ha claim Option	Dec. 31, 2020 USD ($)
Mineral Properties
Royalty payments			$ 111
Monitor Gold Corporation
Mineral Properties
Number Of Separate Option Agreements | Option			3
Number of mining claims | claim			422
Area | ha			3,416
Share issuances			$ 150,000
Royalty payments			60,000	$ 40,000
Work commitments			$ 125,000	$ 75,000
Cerro Quema
Mineral Properties
Term of agreement	20 years	20 years
Term of extension			10 years